Share Capital - Schedule of Option Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Beginning balance, Number of Options	5,339,559	5,985,454
Granted, Number of Options	3,854,626	1,949,072
Forfeited, Number of Options	(1,063,334)	(108,967)
Expired, Number of Options	(1,290,376)	(2,486,000)
Ending balance, Number of Options	6,840,475	5,339,559
Exercise Price Range, lower range	$ 1.89	$ 1.89	$ 2.84
Exercise Price Range, lower range	2.02
Exercise Price Range, upper range	4.37	5.05	$ 5.66
Exercise Price Range, upper range	2.38
Beginning balance, Weighted Average, Price per Share	3.48	4.78
Granted, Weighted Average, Price per Share	2.26	2.07
Forfeited, Weighted Average, Price per Share	2.10	4.26
Expired, Weighted Average, Price per Share	4.75	5.48
Ending balance, Weighted Average, Price per Share	$ 2.77	$ 3.48
Number of Exercisable Options	2,231,285	3,219,503	5,617,312
Weighted Average Price of Exercisable Options	$ 3.85	$ 4.36	$ 4.89
Granted [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise Price Range, lower range	2.02	1.89
Exercise Price Range, upper range	2.38	2.16
Forfeited [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise Price Range, lower range	1.89	3.39
Exercise Price Range, upper range	2.16	5.34
Expired [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise Price Range, lower range	1.89	5.34
Exercise Price Range, upper range	$ 5.05	$ 5.66